Related party transactions - Year end balances (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties
Trade receivables	¥ 442,694	¥ 488,663
Prepayment and other receivables	534,842	239,281
Trade and other payables	1,178,800	733,526
Derivative financial liabilities	190,971	165,880
Ping An Group and its subsidiaries [Member]
Disclosure of transactions between related parties
Trade receivables	442,694	480,994
Contract assets	17,746	40,381
Prepayment and other receivables	531,327	239,281
Financial assets at fair value through profit or loss (Note 21)	599,540	585,368
Cash and restricted cash	1,131,585	2,018,073
Trade and other payables	1,178,438	733,526
Contract liabilities	19,018	29,921
Short-term borrowings	300,805	705,482
Derivative financial liabilities	190,971	165,880
Puhui Lixin
Disclosure of transactions between related parties
Trade receivables		230
SBI Japan
Disclosure of transactions between related parties
Trade receivables		5,439
Open Portal Guangxi
Disclosure of transactions between related parties
Trade receivables		¥ 2,000
Prepayment and other receivables	3,515
Trade and other payables	¥ 362